LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

a.	Composition:

	Interest rate		December 31,
	2017	2016	2017	2016
	%

In, or linked to Dollars (see c below )	3.71%	3.71%	9,871	14,356
In other currencies	10%-17%	10%-17%	245	662
			10,116	15,018

Less - current maturities			5,101	4,836

			5,015	10,182

Schedule of Maturities of Long-term Debt [Table Text Block]
b.	As of December 31, 2017, the aggregate annual maturities of the long-term loans are as follows:

2018 (current maturities)	5,101
2019	2,341
2020	1,506
2021 and thereafter	1,168

10,116